Expense Example {- Fidelity® Equity-Income Fund} - 01.31 Fidelity Equity-Income Fund K PRO-09 - Fidelity® Equity-Income Fund - Fidelity Equity-Income Fund-Class K	Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628